UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%                         38,300  Boeing Co.                                                 $   2,984,719
                                                   13,000  General Dynamics Corp.                                           831,740
                                                   30,700  Goodrich Corp.                                                 1,338,827
                                                   29,100  Honeywell International, Inc.                                  1,244,607
                                                    2,400  L-3 Communications Holdings, Inc.                                205,896
                                                   11,600  Lockheed Martin Corp.                                            871,508
                                                   35,200  Northrop Grumman Corp.                                         2,403,808
                                                   18,100  Raytheon Co.                                                     829,704
                                                    3,000  Rockwell Collins, Inc.                                           169,050
                                                   11,200  United Technologies Corp.                                        649,264
                                                                                                                      -------------
                                                                                                                         11,529,123
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                     11,500  FedEx Corp.                                                    1,298,810
                                                   42,000  United Parcel Service, Inc. Class B                            3,333,960
                                                                                                                      -------------
                                                                                                                          4,632,770
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                                    95,900  Southwest Airlines Co.                                         1,725,241
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                              5,100  Johnson Controls, Inc.                                           387,243
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                 59,500  Ford Motor Co.                                                   473,620
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.8%                                    3,800  Brown-Forman Corp. Class B                                       292,486
                                                   79,000  The Coca-Cola Co.                                              3,307,730
                                                   76,600  Coca-Cola Enterprises, Inc.                                    1,558,044
                                                   18,900  Constellation Brands, Inc. Class A (a)                           473,445
                                                       12  Molson Coors Brewing Co. Class B                                     823
                                                   52,500  Pepsi Bottling Group, Inc.                                     1,595,475
                                                   38,310  PepsiCo, Inc.                                                  2,213,935
                                                                                                                      -------------
                                                                                                                          9,441,938
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.4%                               39,245  Abgenix, Inc. (a)                                                883,012
                                                   44,380  Amgen, Inc. (a)                                                3,228,645
                                                    2,200  Applera Corp. - Applied Biosystems Group                          59,708
                                                   11,010  Biogen Idec, Inc. (a)                                            518,571
                                                   23,100  Chiron Corp. (a)                                               1,058,211
                                                    4,100  Genzyme Corp. (a)                                                275,602
                                                   16,100  Gilead Sciences, Inc. (a)                                      1,001,742
                                                                                                                      -------------
                                                                                                                          7,025,491
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                            3,300  American Standard Cos., Inc.                                     141,438
                                                   10,200  Masco Corp.                                                      331,398
                                                                                                                      -------------
                                                                                                                            472,836
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%                              5,840  Ameriprise Financial, Inc.                                       263,150
                                                   25,200  The Bank of New York Co., Inc.                                   908,208
                                                   94,200  The Charles Schwab Corp.                                       1,621,182
                                                   31,400  E*Trade Financial Corp. (a)                                      847,172
                                                   20,400  Franklin Resources, Inc.                                       1,922,496
                                                   27,600  Goldman Sachs Group, Inc.                                      4,332,096
                                                    1,900  Janus Capital Group, Inc.                                         44,023
                                                    9,349  Lehman Brothers Holdings, Inc.                                 1,351,211
                                                   11,100  Mellon Financial Corp.                                           395,160
                                                   37,200  Merrill Lynch & Co., Inc. (b)                                  2,929,872
                                                   14,000  Morgan Stanley                                                   879,480
                                                    3,600  Northern Trust Corp.                                             189,000
                                                   17,000  State Street Corp.                                             1,027,310

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,700  T. Rowe Price Group, Inc.                                  $     289,377
                                                        3  UBS AG Registered                                                    330
                                                                                                                      -------------
                                                                                                                         17,000,067
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                    6,900  Air Products & Chemicals, Inc.                                   463,611
                                                   34,194  The Dow Chemical Co.                                           1,388,276
                                                    9,500  Ecolab, Inc.                                                     362,900
                                                    2,700  Engelhard Corp.                                                  106,947
                                                    7,500  Huntsman Corp. (a)                                               144,750
                                                   21,100  Monsanto Co.                                                   1,788,225
                                                   29,500  PPG Industries, Inc.                                           1,868,825
                                                   12,000  Praxair, Inc.                                                    661,800
                                                    1,800  Rohm & Haas Co.                                                   87,966
                                                    1,391  Tronox, Inc. Class B (a)                                          23,635
                                                                                                                      -------------
                                                                                                                          6,896,935
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.8%                             6,600  AmSouth Bancorp                                                  178,530
                                                       25  BB&T Corp.                                                           980
                                                  218,666  Bank of America Corp.                                          9,958,050
                                                    9,218  Compass Bancshares, Inc.                                         466,523
                                                       34  Fifth Third Bancorp                                                1,338
                                                   14,499  Huntington Bancshares, Inc.                                      349,861
                                                   10,900  KeyCorp                                                          401,120
                                                    5,100  M&T Bank Corp.                                                   582,114
                                                   13,200  Marshall & Ilsley Corp.                                          575,256
                                                   16,300  National City Corp.                                              568,870
                                                   12,100  North Fork Bancorporation, Inc.                                  348,843
                                                    8,902  PNC Financial Services Group, Inc.                               599,194
                                                   12,595  Regions Financial Corp.                                          442,966
                                                   11,800  SunTrust Banks, Inc.                                             858,568
                                                   66,754  U.S. Bancorp                                                   2,035,997
                                                   67,884  Wachovia Corp.                                                 3,804,898
                                                   67,255  Wells Fargo & Co.                                              4,295,577
                                                    1,687  Zions Bancorporation                                             139,566
                                                                                                                      -------------
                                                                                                                         25,608,251
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                               4,800  Avery Dennison Corp.                                             280,704
Supplies - 0.7%                                    33,000  Cendant Corp.                                                    572,550
                                                    1,100  Cintas Corp.                                                      46,882
                                                    5,100  Duratek, Inc. (a)                                                111,690
                                                      400  Equifax, Inc.                                                     14,896
                                                   15,200  RR Donnelley & Sons Co.                                          497,344
                                                   34,600  Robert Half International, Inc.                                1,335,906
                                                   27,900  Sourcecorp (a)                                                   672,669
                                                   16,200  Waste Management, Inc.                                           571,860
                                                                                                                      -------------
                                                                                                                          4,104,501
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.7%                    71,000  Andrew Corp. (a)                                                 871,880
                                                    5,800  Avaya, Inc. (a)                                                   65,540
                                                   23,300  Ciena Corp. (a)                                                  121,393
                                                  301,200  Cisco Systems, Inc. (a)                                        6,527,004
                                                    3,000  Comverse Technology, Inc. (a)                                     70,590
                                                   61,800  Corning, Inc. (a)                                              1,663,038
                                                  100,903  Motorola, Inc.                                                 2,311,688

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   63,200  QUALCOMM, Inc.                                             $   3,198,552
                                                    9,205  Tellabs, Inc. (a)                                                146,360
                                                                                                                      -------------
                                                                                                                         14,976,045
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.3%                     32,300  Apple Computer, Inc. (a)                                       2,025,856
                                                   90,100  Dell, Inc. (a)                                                 2,681,376
                                                   86,708  EMC Corp. (a)                                                  1,181,830
                                                  116,110  Hewlett-Packard Co.                                            3,820,019
                                                   61,500  International Business Machines Corp.                          5,071,905
                                                    3,700  NCR Corp. (a)                                                    154,623
                                                   40,100  Network Appliance, Inc. (a)                                    1,444,803
                                                   48,200  QLogic Corp. (a)                                                 932,670
                                                  110,900  Sun Microsystems, Inc. (a)                                       568,917
                                                                                                                      -------------
                                                                                                                         17,881,999
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.3%                      16,900  Vulcan Materials Co.                                           1,464,385
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                            46,400  American Express Co.                                           2,438,320
                                                   12,644  Capital One Financial Corp.                                    1,018,095
                                                                                                                      -------------
                                                                                                                          3,456,415
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                         300  Ball Corp.                                                        13,149
                                                    1,900  Bemis Co.                                                         60,002
                                                      700  Sealed Air Corp.                                                  40,509
                                                    1,000  Temple-Inland, Inc.                                               44,550
                                                                                                                      -------------
                                                                                                                            158,210
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                10,100  Genuine Parts Co.                                                442,683
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%               11,400  Education Management Corp. (a)                                   474,240
                                                    6,900  H&R Block, Inc.                                                  149,385
                                                                                                                      -------------
                                                                                                                            623,625
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.4%              28,800  CIT Group, Inc.                                                1,541,376
                                                  198,413  Citigroup, Inc. (c)                                            9,373,030
                                                  175,863  JPMorgan Chase & Co.                                           7,322,935
                                                    7,300  Moody's Corp.                                                    521,658
                                                                                                                      -------------
                                                                                                                         18,758,999
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                     160,572  AT&T, Inc. (c)                                                 4,341,867
Services - 2.2%                                    68,000  BellSouth Corp.                                                2,356,200
                                                      300  CenturyTel, Inc.                                                  11,736
                                                      700  Citizens Communications Co.                                        9,289
                                                   32,900  PanAmSat Holding Corp.                                           816,578
                                                   43,300  Qwest Communications International, Inc. (a)                     294,440
                                                  112,340  Verizon Communications, Inc.                                   3,826,300
                                                                                                                      -------------
                                                                                                                         11,656,410
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                           6,600  Allegheny Energy, Inc. (a)                                       223,410
                                                   10,000  American Electric Power Co., Inc.                                340,200
                                                    8,100  Cinergy Corp.                                                    367,821
                                                   45,900  Edison International                                           1,890,162
                                                   25,459  Exelon Corp.                                                   1,346,781
                                                   11,176  FPL Group, Inc.                                                  448,605
                                                    9,200  FirstEnergy Corp.                                                449,880
                                                    8,600  PPL Corp.                                                        252,840
                                                    5,400  Progress Energy, Inc.                                            237,492
                                                   23,800  The Southern Co.                                                 779,926
                                                                                                                      -------------
                                                                                                                          6,337,117

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                         1,500  Artesyn Technologies, Inc. (a)                             $      16,425
                                                    1,200  Cooper Industries Ltd. Class A                                   104,280
                                                   14,200  Emerson Electric Co.                                           1,187,546
                                                    4,400  Rockwell Automation, Inc.                                        316,404
                                                                                                                      -------------
                                                                                                                          1,624,655
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                             16,700  Agilent Technologies, Inc. (a)                                   627,085
Instruments - 0.4%                                  4,800  Excel Technology, Inc. (a)                                       141,456
                                                   32,300  Jabil Circuit, Inc. (a)                                        1,384,378
                                                   21,200  Sanmina-SCI Corp. (a)                                             86,920
                                                    3,400  Solectron Corp. (a)                                               13,600
                                                                                                                      -------------
                                                                                                                          2,253,439
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.4%                 17,600  BJ Services Co.                                                  608,960
                                                   17,000  Baker Hughes, Inc. (c)                                         1,162,800
                                                    3,000  Halliburton Co.                                                  219,060
                                                    4,100  Nabors Industries Ltd. (a)                                       293,478
                                                    9,600  National Oilwell Varco, Inc. (a)                                 615,552
                                                    5,200  Noble Corp.                                                      421,720
                                                      800  Rowan Cos., Inc.                                                  35,168
                                                   22,200  Schlumberger Ltd.                                              2,809,854
                                                   11,100  Transocean, Inc. (a)                                             891,330
                                                    9,100  Weatherford International Ltd. (a)                               416,325
                                                                                                                      -------------
                                                                                                                          7,474,247
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.6%                    38,300  Albertson's, Inc.                                                983,161
                                                   44,900  Costco Wholesale Corp.                                         2,431,784
                                                   20,500  The Kroger Co.                                                   417,380
                                                    2,988  SUPERVALU, Inc.                                                   92,090
                                                   18,200  SYSCO Corp.                                                      583,310
                                                   66,300  Safeway, Inc.                                                  1,665,456
                                                   62,600  Wal-Mart Stores, Inc.                                          2,957,224
                                                    2,600  Walgreen Co.                                                     112,138
                                                                                                                      -------------
                                                                                                                          9,242,543
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%                               26,500  Archer-Daniels-Midland Co.                                       891,725
                                                      900  Campbell Soup Co.                                                 29,160
                                                    6,200  Dean Foods Co. (a)                                               240,746
                                                   16,800  General Mills, Inc.                                              851,424
                                                    8,100  HJ Heinz Co.                                                     307,152
                                                    5,800  Kellogg Co.                                                      255,432
                                                   46,700  McCormick & Co., Inc.                                          1,581,262
                                                   77,800  Tyson Foods, Inc. Class A                                      1,068,972
                                                                                                                      -------------
                                                                                                                          5,225,873
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                            21,700  Baxter International, Inc.                                       842,177
Supplies - 1.5%                                    10,400  Becton Dickinson & Co.                                           640,432
                                                    6,400  Boston Scientific Corp. (a)                                      147,520
                                                    2,600  Fisher Scientific International (a)                              176,930
                                                   24,200  Guidant Corp.                                                  1,889,052
                                                   47,400  Medtronic, Inc.                                                2,405,550
                                                    2,100  Millipore Corp. (a)                                              153,426
                                                   42,600  PerkinElmer, Inc.                                                999,822
                                                   37,300  Thermo Electron Corp. (a)                                      1,383,457
                                                                                                                      -------------
                                                                                                                          8,638,366
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                            19,300  Aetna, Inc.                                                      948,402
Services - 2.8%                                     8,500  AmerisourceBergen Corp.                                          410,295
                                                   35,855  Cardinal Health, Inc. (c)                                      2,671,915

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        9  Caremark Rx, Inc.                                          $         443
                                                   15,900  Cigna Corp.                                                    2,076,858
                                                    3,600  Coventry Health Care, Inc. (a)                                   194,328
                                                    4,200  Express Scripts, Inc. (a)                                        369,180
                                                   12,700  HCA, Inc.                                                        581,533
                                                    1,700  Health Management Associates, Inc. Class A                        36,669
                                                   23,400  Humana, Inc. (a)                                               1,232,010
                                                    2,100  Laboratory Corp. of America Holdings (a)                         122,808
                                                   12,500  McKesson Corp.                                                   651,625
                                                       16  Medco Health Solutions, Inc. (a)                                     916
                                                    2,900  Quest Diagnostics, Inc.                                          148,770
                                                   51,513  UnitedHealth Group, Inc.                                       2,877,516
                                                   44,957  WellPoint, Inc. (a)                                            3,481,021
                                                                                                                      -------------
                                                                                                                         15,804,289
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.9%                6,500  Brinker International, Inc.                                      274,625
                                                   13,427  Carnival Corp.                                                   636,037
                                                    5,300  Darden Restaurants, Inc.                                         217,459
                                                   65,900  Fairmount Hotels & Resorts, Inc.                               2,945,730
                                                    2,500  GTECH Holdings Corp.                                              85,125
                                                    4,600  Harrah's Entertainment, Inc.                                     358,616
                                                    5,600  Hilton Hotels Corp.                                              142,576
                                                    9,300  International Game Technology                                    327,546
                                                    3,600  Marriott International, Inc. Class A                             246,960
                                                   44,900  McDonald's Corp.                                               1,542,764
                                                   56,500  Starbucks Corp. (a)                                            2,126,660
                                                    5,600  Starwood Hotels & Resorts Worldwide, Inc.                        379,288
                                                    7,700  Wendy's International, Inc.                                      477,862
                                                    7,200  Yum! Brands, Inc.                                                351,792
                                                                                                                      -------------
                                                                                                                         10,113,040
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%                             800  Black & Decker Corp.                                              69,512
                                                    7,000  DR Horton, Inc.                                                  232,540
                                                    3,300  Fortune Brands, Inc.                                             266,079
                                                    2,600  Harman International Industries, Inc.                            288,938
                                                    1,000  KB HOME                                                           64,980
                                                    2,799  Lennar Corp. Class A                                             169,004
                                                    3,300  Maytag Corp.                                                      70,389
                                                   65,700  Newell Rubbermaid, Inc.                                        1,654,983
                                                   33,900  Pulte Homes, Inc.                                              1,302,438
                                                   38,000  Snap-On, Inc.                                                  1,448,560
                                                    4,100  Whirlpool Corp.                                                  375,027
                                                                                                                      -------------
                                                                                                                          5,942,450
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%                          17,400  Colgate-Palmolive Co.                                            993,540
                                                   15,400  Kimberly-Clark Corp.                                             890,120
                                                  156,149  Procter & Gamble Co.                                           8,997,305
                                                                                                                      -------------
                                                                                                                         10,880,965
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.1%                                 18,600  Affiliated Computer Services, Inc. Class A (a)                 1,109,676
                                                   23,500  Anteon International Corp. (a)                                 1,282,160
                                                   52,800  Automatic Data Processing, Inc.                                2,411,904
                                                   26,400  Computer Sciences Corp. (a)                                    1,466,520
                                                   54,100  Electronic Data Systems Corp.                                  1,451,503
                                                   26,455  First Data Corp.                                               1,238,623

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,250  Fiserv, Inc. (a)                                           $     138,288
                                                   46,356  Intrado, Inc. (a)                                              1,204,329
                                                   19,393  iPayment, Inc. (a)                                               830,990
                                                    9,200  Paychex, Inc.                                                    383,272
                                                                                                                      -------------
                                                                                                                         11,517,265
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      18,800  The AES Corp. (a)                                                320,728
Energy Traders - 0.8%                              12,900  Constellation Energy Group, Inc.                                 705,759
                                                   30,988  Duke Energy Corp. (a)                                            903,300
                                                   48,800  TXU Corp.                                                      2,184,288
                                                                                                                      -------------
                                                                                                                          4,114,075
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.9%                     6,600  3M Co.                                                           499,554
                                                  371,900  General Electric Co.                                          12,934,682
                                                    3,100  Textron, Inc.                                                    289,509
                                                   63,342  Tyco International Ltd.                                        1,702,633
                                                                                                                      -------------
                                                                                                                         15,426,378
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.0%                                   28,200  ACE Ltd.                                                       1,466,682
                                                   13,300  AMBAC Financial Group, Inc.                                    1,058,680
                                                   13,000  AON Corp.                                                        539,630
                                                   15,700  Aflac, Inc.                                                      708,541
                                                  125,775  American International Group, Inc.                             8,312,470
                                                    5,900  Chubb Corp.                                                      563,096
                                                   38,677  Cincinnati Financial Corp.                                     1,627,141
                                                    9,000  Genworth Financial, Inc. Class A                                 300,870
                                                   12,200  Hartford Financial Services Group, Inc.                          982,710
                                                   15,003  Jefferson-Pilot Corp.                                            839,268
                                                        1  Lincoln National Corp.                                                55
                                                    3,300  Loews Corp.                                                      333,960
                                                    1,800  MBIA, Inc.                                                       108,234
                                                       42  Manulife Financial Corp.                                           2,636
                                                   16,000  Marsh & McLennan Cos., Inc.                                      469,760
                                                   58,400  MetLife, Inc.                                                  2,824,808
                                                    7,000  Principal Financial Group, Inc.                                  341,600
                                                    6,000  The Progressive Corp.                                            625,560
                                                   17,700  Prudential Financial, Inc.                                     1,341,837
                                                      900  Safeco Corp.                                                      45,189
                                                   46,229  The St. Paul Travelers Cos., Inc.                              1,931,910
                                                      500  Torchmark Corp.                                                   28,550
                                                   58,100  UICI                                                           2,149,119
                                                    3,800  UnumProvident Corp.                                               77,824
                                                    3,900  XL Capital Ltd. Class A                                          250,029
                                                                                                                      -------------
                                                                                                                         26,930,159
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.5%                   42,605  eBay, Inc. (a)                                                 1,664,151
                                                   46,700  The J. Jill Group, Inc. (a)                                    1,116,597
                                                                                                                      -------------
                                                                                                                          2,780,748
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.9%                 7,470  Google, Inc. Class A (a)                                       2,913,300
                                                   40,300  Matrixone, Inc. (a)                                              288,548
                                                   46,832  Yahoo!, Inc. (a)(c)                                            1,510,800
                                                                                                                      -------------
                                                                                                                          4,712,648
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.0%                 6,900  Mattel, Inc.                                                     125,097
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.8%                                   44,900  Caterpillar, Inc.                                              3,224,269
                                                    1,900  Cummins, Inc.                                                    199,690

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    6,200  Danaher Corp.                                              $     394,010
                                                    7,100  Deere & Co.                                                      561,255
                                                    3,700  Dover Corp.                                                      179,672
                                                   26,300  Eaton Corp.                                                    1,919,111
                                                    6,000  Illinois Tool Works, Inc.                                        577,860
                                                    3,800  PACCAR, Inc.                                                     267,824
                                                   22,700  Parker Hannifin Corp.                                          1,829,847
                                                   13,500  Stewart & Stevenson Services, Inc.                               492,480
                                                                                                                      -------------
                                                                                                                          9,646,018
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.3%                                       44,648  CBS Corp. Class B                                              1,070,659
                                                   90,657  Comcast Corp. Class A (a)                                      2,371,587
                                                    6,900  Dow Jones & Co., Inc.                                            271,170
                                                    3,700  EW Scripps Co. Class A                                           165,427
                                                    1,890  Gannett Co., Inc.                                                113,249
                                                       36  Interpublic Group of Cos., Inc. (a)                                  344
                                                   86,100  News Corp. Class A                                             1,430,121
                                                    4,800  Omnicom Group                                                    399,600
                                                  170,325  Time Warner, Inc.                                              2,859,757
                                                   20,200  Univision Communications, Inc. Class A (a)                       696,294
                                                   25,898  Viacom, Inc. Class B (a)                                       1,004,842
                                                   76,300  Walt Disney Co.                                                2,128,007
                                                        1  Washington Post Class B                                              777
                                                                                                                      -------------
                                                                                                                         12,511,834
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                             29,900  Alcoa, Inc.                                                      913,744
                                                    1,100  Allegheny Technologies, Inc.                                      67,298
                                                    5,000  Freeport-McMoRan Copper & Gold, Inc. Class B                     298,850
                                                   14,500  Newmont Mining Corp.                                             752,405
                                                    6,300  Nucor Corp.                                                      660,177
                                                    8,300  Phelps Dodge Corp.                                               668,399
                                                                                                                      -------------
                                                                                                                          3,360,873
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.7%                             12,600  Centerpoint Energy, Inc.                                         150,318
                                                    5,200  Consolidated Edison, Inc.                                        226,200
                                                    2,300  DTE Energy Co.                                                    92,207
                                                   11,200  Dominion Resources, Inc.                                         773,136
                                                    1,900  KeySpan Corp.                                                     77,653
                                                      715  NiSource, Inc.                                                    14,457
                                                   13,400  Public Service Enterprise Group, Inc.                            858,136
                                                   40,400  Sempra Energy                                                  1,876,984
                                                   16,200  Xcel Energy, Inc.                                                294,030
                                                                                                                      -------------
                                                                                                                          4,363,121
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.6%                             8,000  Dillard's, Inc. Class A                                          208,320
                                                    1,100  Family Dollar Stores, Inc.                                        29,260
                                                    8,535  Federated Department Stores                                      623,055
                                                    6,600  JC Penney Co., Inc.                                              398,706
                                                   11,000  Kohl's Corp. (a)                                                 583,110
                                                    5,400  Nordstrom, Inc.                                                  211,572
                                                   33,000  Target Corp.                                                   1,716,330
                                                                                                                      -------------
                                                                                                                          3,770,353
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                          39,600  Xerox Corp. (a)                                                  601,920
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.2%                  1,800  Amerada Hess Corp.                                               256,320
                                                    7,500  Anadarko Petroleum Corp.                                         757,575

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   34,700  Apache Corp.                                               $   2,273,197
                                                   22,550  Burlington Resources, Inc.                                     2,072,570
                                                   87,202  Chevron Corp.                                                  5,055,100
                                                   51,683  ConocoPhillips                                                 3,263,781
                                                   17,990  Devon Energy Corp.                                             1,100,448
                                                    7,600  EOG Resources, Inc.                                              547,200
                                                  244,600  Exxon Mobil Corp.                                             14,886,356
                                                    6,899  Kerr-McGee Corp.                                                 658,717
                                                    2,000  Kinder Morgan, Inc.                                              183,980
                                                   30,336  Marathon Oil Corp.                                             2,310,693
                                                   18,700  Mariner Energy, Inc. (a)                                         383,537
                                                   32,602  Occidental Petroleum Corp.                                     3,020,575
                                                    5,500  Sunoco, Inc.                                                     426,635
                                                   32,046  Valero Energy Corp.                                            1,915,710
                                                   17,100  Williams Cos., Inc.                                              365,769
                                                                                                                      -------------
                                                                                                                         39,478,163
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.7%                     13,800  International Paper Co.                                          477,066
                                                   17,800  Louisiana-Pacific Corp.                                          484,160
                                                   24,800  MeadWestvaco Corp.                                               677,288
                                                   29,200  Weyerhaeuser Co.                                               2,114,956
                                                                                                                      -------------
                                                                                                                          3,753,470
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.0%                              100  The Estee Lauder Cos., Inc. Class A                                3,719
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.9%                             58,900  Abbott Laboratories                                            2,501,483
                                                    6,106  Allergan, Inc.                                                   662,517
                                                   13,900  Andrx Corp. (a)                                                  329,986
                                                   70,800  Bristol-Myers Squibb Co.                                       1,742,388
                                                   16,500  Eli Lilly & Co.                                                  912,450
                                                   10,600  Forest Laboratories, Inc. (a)                                    473,078
                                                  116,986  Johnson & Johnson                                              6,927,911
                                                    9,800  King Pharmaceuticals, Inc. (a)                                   169,050
                                                  124,202  Merck & Co., Inc.                                              4,375,636
                                                    3,400  Mylan Laboratories                                                79,560
                                                  341,640  Pfizer, Inc.                                                   8,513,669
                                                   50,800  Schering-Plough Corp.                                            964,692
                                                   78,000  Wyeth (c)                                                      3,784,560
                                                                                                                      -------------
                                                                                                                         31,436,980
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.8%                                  8,600  Archstone-Smith Trust                                            419,422
                                                   70,600  Arden Realty, Inc.                                             3,186,178
                                                    9,600  Bedford Property Investors, Inc.                                 258,528
                                                    4,000  Boston Properties, Inc.                                          373,000
                                                   28,800  CarrAmerica Realty Corp.                                       1,284,768
                                                   10,300  Equity Office Properties Trust                                   345,874
                                                    7,000  Equity Residential                                               327,530
                                                   68,100  MeriStar Hospitality Corp. (a)                                   706,878
                                                    1,700  Plum Creek Timber Co., Inc.                                       62,781
                                                    5,900  ProLogis                                                         315,650
                                                    5,900  Public Storage, Inc.                                             479,257
                                                   17,900  Simon Property Group, Inc.                                     1,506,106
                                                    2,500  Vornado Realty Trust                                             240,000
                                                                                                                      -------------
                                                                                                                          9,505,972

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                                 12,400  Burlington Northern Santa Fe Corp.                         $   1,033,292
                                                   34,000  CSX Corp.                                                      2,033,200
                                                   16,500  Norfolk Southern Corp.                                           892,155
                                                   13,100  Union Pacific Corp.                                            1,222,885
                                                                                                                      -------------
                                                                                                                          5,181,532
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                     17,800  Advanced Micro Devices, Inc. (a)                                 590,248
Equipment - 2.5%                                   14,900  Altera Corp. (a)                                                 307,536
                                                   10,100  Analog Devices, Inc.                                             386,729
                                                  220,100  Applied Micro Circuits Corp. (a)                                 895,807
                                                   36,300  Broadcom Corp. Class A (a)                                     1,566,708
                                                   10,800  Freescale Semiconductor, Inc. Class B (a)                        299,916
                                                  159,000  Intel Corp.                                                    3,076,650
                                                    4,700  Kla-Tencor Corp.                                                 227,292
                                                    3,900  LSI Logic Corp. (a)                                               45,084
                                                   33,500  Micron Technology, Inc. (a)                                      493,120
                                                    8,600  National Semiconductor Corp.                                     239,424
                                                   43,300  Novellus Systems, Inc. (a)                                     1,039,200
                                                   24,200  Nvidia Corp. (a)                                               1,385,692
                                                   71,500  Texas Instruments, Inc. (c)                                    2,321,605
                                                                                                                      -------------
                                                                                                                         12,875,011
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                                     5,900  Autodesk, Inc.                                                   227,268
                                                   50,800  BMC Software, Inc. (a)                                         1,100,328
                                                        5  CA, Inc.                                                             136
                                                   32,100  Citrix Systems, Inc. (a)                                       1,216,590
                                                    4,400  Intuit, Inc. (a)                                                 234,036
                                                  412,100  Microsoft Corp. (c)                                           11,213,241
                                                   42,600  Oracle Corp. (a)                                                 583,194
                                                       40  Parametric Technology Corp. (a)                                      653
                                                   35,962  Symantec Corp. (a)                                               605,240
                                                                                                                      -------------
                                                                                                                         15,180,686
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.3%                            12,200  AutoNation, Inc. (a)                                             262,910
                                                    8,100  Bed Bath & Beyond, Inc. (a)                                      311,040
                                                   32,300  Best Buy Co., Inc.                                             1,806,539
                                                   49,300  Burlington Coat Factory Warehouse Corp.                        2,240,685
                                                   40,300  Circuit City Stores, Inc.                                        986,544
                                                   14,800  The Gap, Inc.                                                    276,464
                                                   82,100  Home Depot, Inc.                                               3,472,830
                                                   63,674  Limited Brands                                                 1,557,466
                                                   29,600  Lowe's Cos., Inc.                                              1,907,424
                                                    7,200  Michaels Stores, Inc.                                            270,576
                                                   40,100  Office Depot, Inc. (a)                                         1,493,324
                                                   21,700  The Sports Authority, Inc. (a)                                   800,730
                                                   21,850  Staples, Inc.                                                    557,612
                                                   47,700  TJX Cos., Inc.                                                 1,183,914
                                                    7,500  Tiffany & Co.                                                    281,550
                                                                                                                      -------------
                                                                                                                         17,409,608
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                         11,200  Coach, Inc. (a)                                                  387,296
Goods - 0.9%                                       35,300  Jones Apparel Group, Inc.                                      1,248,561
                                                    5,900  Liz Claiborne, Inc.                                              241,782
                                                    5,200  Nike, Inc. Class B                                               442,520
                                                   49,600  Tommy Hilfiger Corp. (a)                                         816,912
                                                   26,800  VF Corp.                                                       1,524,920
                                                                                                                      -------------
                                                                                                                          4,661,991
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

                                               Shares
Industry                                        Held       Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                                 19,200  Countrywide Financial Corp.                                $     704,640
Finance - 1.8%                                     57,700  Fannie Mae                                                     2,965,780
                                                   24,720  Freddie Mac                                                    1,507,920
                                                    7,300  Golden West Financial Corp.                                      495,670
                                                   19,700  Independence Community Bank Corp.                                821,096
                                                      500  MGIC Investment Corp.                                             33,315
                                                   12,400  Sound Federal Bancorp, Inc.                                      255,316
                                                   72,355  Washington Mutual, Inc.                                        3,083,770
                                                                                                                      -------------
                                                                                                                          9,867,507
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                                    103,400  Altria Group, Inc.                                             7,326,924
                                                    3,500  Reynolds American, Inc.                                          369,250
                                                                                                                      -------------
                                                                                                                          7,696,174
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%             4,100  WW Grainger, Inc.                                                308,935
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                         12,333  Alltel Corp.                                                     798,562
Services - 1.0%                                    83,500  Nextel Partners, Inc. Class A (a)                              2,364,720
                                                  112,849  Sprint Nextel Corp.                                            2,916,018
                                                                                                                      -------------
                                                                                                                          6,079,300
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $429,847,002) - 93.2%                                505,553,308
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Exchange Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                      200  Midcap SPDR Trust Series 1                                        28,934
                                                   41,980  SPDR Trust Series 1                                            5,450,263
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Exchange Traded Funds
                                                           (Cost - $5,359,048) - 1.0%                                     5,479,197
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%                  1,716  Amerada Hess Corp., 7% (d)                                       205,011
                                                    3,924  Valero Energy Corp., 2% (d)                                      466,466
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Stocks
                                                           (Cost - $250,909) - 0.1%                                         671,477
-----------------------------------------------------------------------------------------------------------------------------------

                                                Face
                                               Amount      Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                            $ 475,000  Genzyme Corp., 1.25% due 12/01/2023 (d)                          515,969
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                   291,000  Tyco International Group SA, 3.125% due 1/15/2023 (d)            371,753
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Fixed Income Securities
                                                           (Cost - $930,726) - 0.2%                                         887,722
-----------------------------------------------------------------------------------------------------------------------------------

                                             Beneficial
                                              Interest     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              $28,276,355  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I,
                                                           4.56% (b)(f)                                                  28,276,355
                                               18,435,600  Merrill Lynch Liquidity Series, LLC Money Market Series,
                                                           4.75% (b)(e)(f)                                               18,435,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $46,711,955) - 8.6%                                   46,711,955
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $483,099,640*) - 103.1%            559,303,659

                                                           Liabilities in Excess of Other Assets - (3.1%)               (16,620,477)
                                                                                                                      -------------
                                                           Net Assets - 100.0%                                        $ 542,683,182
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 493,309,097
                                                                  =============
      Gross unrealized appreciation                               $  70,083,528
      Gross unrealized depreciation                                  (4,088,966)
                                                                  -------------
      Net unrealized appreciation                                 $  65,994,562
                                                                  =============

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2006

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
                                                                                               Dividend/
                                                                                                Interest
      Affiliate                                                             Net Activity          Income
      --------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                                                    (500)       $   9,450
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I               $(3,115,187)       $ 283,557
      Merrill Lynch Liquidity Series, LLC Money Market Series               $  (879,500)       $   3,104
      --------------------------------------------------------------------------------------------------

(c)   Security, or a portion of security, is on loan.
(d)   Convertible security.
(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Variable rate security.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration        Face          Unrealized
      Contracts     Issue                Date           Value       Appreciation
      --------------------------------------------------------------------------
       182          S&P 500 Index      June 2006     $ 59,101,174      $ 198,976
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classfications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 22, 2006